SCHEDULE OF RESEARCH AND DEVELOPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payment	$ 67	$ 22	$ 20
Depreciation	148	171	150
Research and development expenses, net	5,279	7,145	6,230
Research and Development Expense [Member]
Payroll and related expenses	4,216	5,671	5,049
Share-based payment	120	61	174
R&D consumables	291	696	160
Rent and office maintenance	413	416	355
Depreciation	134	151	130
Subcontracted work and consulting		5	15
Travel and other expenses	105	145	347
Research and development expenses, net	$ 5,279	$ 7,145	$ 6,230